Document and Entity Information	12 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 30, 2012
Registrant Name	GMO Series Trust
Central Index Key	0001521894
Amendment Flag	false
Document Creation Date	Jan. 22, 2013
Document Effective Date	Jan. 22, 2013
Prospectus Date	Aug. 31, 2012